Going Concern	12 Months Ended
Dec. 31, 2025
Going Concern [Abstract]
GOING CONCERN
2	GOING CONCERN

For the year ended December 31, 2025, 2024 and 2023 the Group incurred a loss of USD 89,571,559, USD 63,592,548 and USD 15,665,634 respectively; and as at December 31, 2025 and 2024 the Group has accumulated losses of USD 291,972,940 and USD 202,503,268 respectively; and negative working capital (i.e. excess of current liabilities over current assets) of USD 43,284,553 and USD 20,259,303 respectively. These conditions indicate the existence of events or circumstances that may cast doubt on the Group’s ability to continue as a going concern.

Management has performed a detailed assessment of the Group’s ability to continue as a going concern for a period of at least twelve months from the date of approval of these consolidated financial statements. The assessment is based on cash flow forecasts prepared for the twelve-month period following the issuance date of these consolidated financial statements and incorporates assumptions derived from (i) historical operating results, (ii) the Group’s operating performance subsequent to the reporting date up to the date of the assessment, and (iii) forecasted revenue and cost projections.

The assessment indicates that the Group will continue to require external funding to meet its obligations as they fall due over the next twelve months. In this regard, the Group has received a written letter of financial support from its Immediate Parent Company, OSN Streaming Limited, confirming its intention to provide continued financial support to the Group as required. In addition, in April 2026, the Group entered into a loan agreement with its Ultimate Parent Company, providing committed funding of USD 20,000,000 to support the Group’s liquidity requirements.

Based on the continued financial support from the Group’s Parent, management believes that sufficient resources will be available to enable the Group to continue in operational existence for the foreseeable future. Accordingly, these consolidated financial statements have been prepared on a going concern basis. The consolidated financial statements do not include any adjustments that may be required should the Group be unable to continue as a going concern.